Private Placement (Details Narrative) - Private Placement [Member] - USD ($)			6 Months Ended
	May 28, 2025	May 27, 2025	Jan. 31, 2025
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	22,500	276,250	276,250
Sale of units per share	$ 10.00	$ 10.00	$ 10.00
Aggregate purchase price		$ 2,987,500
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		212,500	201,250
E B C [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		86,250	75,000
Aggregate purchase price			$ 2,762,500